Stock/Equity-Based Compensation (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock/Equity-Based Compensation
8. Stock/Equity-Based Compensation
Restricted Stock Units (RSUs)
On January 14, 2021, the Company’s compensation committee of the board approved payment to be made to Company employees through a grant of RSUs based on the February 1, 2021 closing share price of the Company’s common stock with a fair value of $2.2 million. The requisite service period for the awards ranges from one to four years (the vesting period). The Company recognized employee stock-based compensation expense for the RSU grant on a straight-line basis over the vesting period of the awards. During the six months ended June 30, 2022, there were no RSUs granted and 48,172 were outstanding, and the Company recognized $0.1 million of stock-based compensation expense during the three and six months ended June 30, 2022.
The following table summarizes the Company’s RSU activity for the six months ended June 30, 2022:
	RSUs	Weighted Average Grant Date Fair Value
Unvested balance at December 31, 2021	86,225	$17.89
Issued	—	$—
Vested	(17,624)	$17.89
Forfeited	(20,429)	$17.89
Unvested balance at June 30, 2022	48,172	$17.89
Restricted Stock Awards (RSAs)
On November 22, 2021, the Company’s compensation committee of the board approved payment to be made to Company employees through a grant of RSAs based on the December 1, 2021 closing share price of the Company’s common stock with a fair value of $1.2 million. The requisite service period for the awards is one year (the vesting period). The Company recognized employee stock-based compensation expense for the RSA grant on a straight-line basis over the vesting period of the awards. During the six months ended June 30, 2022, there were no RSAs granted and 80,160 outstanding, and the Company recognized $0.3 and $0.7 million stock-based compensation expense during the three and six months ended June 30, 2022.
The following table summarizes the Company’s RSA activity for the three and six months ended June 30, 2022:
	RSAs	Weighted Average Grant Date Fair Value
Unvested balance at December 31, 2021	305,663	$3.83
Issued	—	$—
Vested	(189,778)	$3.83
Forfeited	(35,725)	$3.83
Unvested balance at June 30, 2022	80,160	$3.83
Summary of plans
Upon completion of the Proteostasis Merger, the Company assumed PTI’s 2016 Stock Option and Incentive Plan (the “2016 Plan”) and PTI’s 2016 Employee Stock Purchase Plan (the “2016 ESPP”).
2016 Stock Option and Incentive Plan
On February 3, 2016, PTI’s stockholders approved the 2016 Plan, which became effective on February 9, 2016. The 2016 Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock units, restricted stock awards and other stock-based awards. The number of shares initially reserved for issuance under the 2016 Plan was 79,092 shares. The number of shares of common stock that may be issued under the 2016 Plan will automatically increase each January 1, beginning January 1, 2017, by the lesser of 3% of the shares of the Company’s common stock outstanding on the immediately preceding December 31, or an amount determined by the Company’s board of directors or the compensation committee of the board of directors. The shares of common stock underlying any awards that are forfeited, canceled, repurchased, or are otherwise terminated by the Company under the 2016 Plan and the 2008 Equity Incentive Plan, as amended (the “2008 Plan”) will be added back to the shares of common stock available for issuance under the 2016 Plan. On January 1, 2022, an additional 319,341 shares were reserved for issuance under the 2016 Plan in accordance with the provisions of the 2016 Plan described above. Options granted under the 2016 Plan with service-based vesting conditions generally vest over four years and expire after ten years. As of June 30, 2022 the total number of shares of the Company’s common stock reserved for issuance under the 2016 Plan was 760,498, of which 457,504 shares are available for future issuance under the 2016 Plan.
2016 Employee Stock Purchase Plan
On February 3, 2016, PTI’s stockholders approved the 2016 ESPP, which became effective in connection with the completion of the PTI’s initial public offering. A total of 6,938 shares of common stock were initially reserved for issuance under the 2016 ESPP. In addition, the number of shares of common stock that may be issued under the 2016 ESPP will automatically increase each January 1, beginning January 1, 2017, by the lesser of (i) 6,938 shares of common stock, (ii) 1% of the Company’s shares of common stock outstanding on the immediately preceding December 31, or (iii) an amount determined by the Company’s board of directors or the compensation committee of the board of directors. As of June 30, 2022, the total number of shares reserved under the 2016 ESPP was 48,564 shares. The number of shares reserved for issuance under the 2016 ESPP was increased by 6,938 shares effective as of January 1, 2022 in accordance with the provisions of the 2016 ESPP described above.
Yumanity Therapeutics, Inc. Amended and Restated 2018 Stock Option and Grant Plan
On December 4, 2018, the Company’s board of directors adopted the 2018 Unit Option and Grant Plan (the “2018 Plan”), which was approved by the Company’s members on December 5, 2018. The 2018 Plan provided for the Company to grant unit options, restricted unit awards and unrestricted unit awards to employees, directors and consultants of the Company. As part of the Yumanity Reorganization (as defined below) and the Proteostasis Merger, the 2018 Plan was amended and restated as the “Yumanity Therapeutics, Inc. Amended and Restated 2018 Stock Option and Grant Plan”. Each stock option outstanding under the 2018 Plan at the effective time of the Proteostasis Merger was automatically converted into a stock option exercisable for the same number of shares of Yumanity common stock, and then assumed by the Company, based on the exchange ratio described in the Proteostasis Merger Agreement and the exercise price per share of such outstanding stock option, as adjusted for the exchange ratio. The 2018 Plan is administered by the board of directors or, at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or its committee if so delegated.
Options granted under the 2018 Plan with service-based vesting conditions generally vest over four years and expire after ten years. The total number of common shares that may be issued under the 2018 Plan is 1,527,210 as of June 30, 2022. Shares that are forfeited, canceled, reacquired by the Company prior to vesting, satisfied without the issuance of shares or otherwise terminated (other than by exercise) and shares that are withheld upon the exercise of an option or settlement of an award to cover exercise price or tax withholding shall be added back to shares available under the 2018 Plan. As of June 30, 2022, 219,859 shares remain available for issuance under the 2018 Plan.
Under each plan, the exercise price per option granted is not less than the fair market value of common stock as of the date of grant.
2021 Inducement Plan
On June 2, 2021, the Board of Directors approved the adoption of the Company’s 2021 Inducement Plan (the “2021 Plan”), which is used exclusively for the grant of equity awards to individuals who were not previously employees of the Company (or following a bona fide period of non-employment), as an inducement material to such individual’s entering into employment with the Company, pursuant to Rule 416 under the Securities Act of 1933. During six months ended June 30, 2022, the Company issued 17,000 options from the 2021 Plan to purchase common stock. As of June 30, 2022, the total number of shares of the Company’s common stock that may be issued under the 2021 Plan is 400,000 shares of which 246,600 shares are available for future issuance under the 2021 Plan. Shares that are expired, forfeited, canceled or otherwise terminated without having been fully exercised will be available for future grant under the 2021 Plan.
On April 13, 2021, Board of Directors approved the issuance of stock options to purchase 104,000 shares of its common stock. The stock options were issued outside of the Company’s 2021 Plan as an inducement material to the individual’s acceptance of an offer of employment with the Company in accordance with Nasdaq Listing Rule 5635(c)(4). As of June 30, 2022, all 104,000 stock options have been forfeited.
Option valuation
The fair value of option grants is estimated using the Black-Scholes option-pricing model. Prior to the Proteostasis Merger, the Company was a private company and lacked company-specific historical and implied volatility information. Therefore, it estimates its expected stock/unit volatility based on the historical volatility of a publicly traded set of peer companies. The expected term of the Company’s options has been determined utilizing a midpoint convention estimate. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield was based on the fact that the Company has never paid cash dividends.
Option activity
The following table summarizes the Company’s option activity during six months ended June 30, 2022:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	1,779,174	$18.99	7.67	—
Granted	17,000	$2.89		—
Exercised	—	—		—
Forfeited	(573,490)	$31.47		—
Outstanding as of June 30, 2022	1,222,684	$11.99	7.82	—
Vested and expected to vest as of June 30, 2022	1,222,684	$11.99	7.82	—
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.

12. Stock/Equity-Based Compensation
Incentive units
Prior to the Yumanity Reorganization, the Company’s operating agreement, as amended and restated, provided for the granting of incentive units, a type of common units, to officers, directors, employees, consultants and advisors. Holders of incentive units were entitled to receive distributions in proportion to their ownership percent interest, upon liquidation, that were in excess of the strike price of the award, (the “Participation Threshold”) set by the board of directors on the date of grant. The Participation Threshold was based on the amount that would be distributed in respect of a common unit pursuant to its liquidation preferences, if, upon a hypothetical liquidation of the Company on the date of issuance of such Incentive Unit, the Company sold its assets for their fair market value, satisfied its liabilities and distributed its remaining net assets to holders of units in liquidation. The Company determined that the underlying terms of the incentive units and the intended purpose of the awards were more akin to an equity-based compensation award than a performance bonus or profit-sharing arrangement and, therefore, the incentive units were equity-classified awards.
Restricted Stock Units (RSUs)
On January 14, 2021, the Company’s compensation committee of the board approved payment to be made to Company employees through a grant of RSUs based on the February 1, 2021 closing share price of the Company’s common stock with a fair value of $2.2 million. The requisite service period for the awards ranges from one to four years (the vesting period). The Company recognized employee stock-based compensation expense for the RSU grant on a straight-line basis over the vesting period of the awards. As of December 31, 2021, 122,469 RSUs were granted and 86,225 were outstanding, and the Company recognized $0.9 million stock-based compensation expense during the twelve months ended December 31, 2021.
The following table summarizes the Company’s RSU activity for the twelve months ended December 31, 2021:
	RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
Issued	122,469	$17.89
Vested	(23,146)	$17.89
Forfeited	(13,098)	$17.89
Unvested at December 31, 2021	86,225	$17.89
Restricted Stock Awards (RSAs)
On November 22, 2021, the Company’s compensation committee of the board approved payment to be made to Company employees through a grant of RSAs based on the December 1, 2021 closing share price of the Company’s common stock with a fair value of $1.2 million. The requisite service period for the awards is one year (the vesting period). The Company recognized employee stock-based compensation expense for the RSA grant on a straight-line basis over the vesting period of the awards. As of December 31, 2021, 305,663 RSAs were granted and outstanding, and the Company recognized $0.1 million stock-based compensation expense during the twelve months ended December 31, 2021.
The following table summarizes the Company’s RSA activity for the twelve months ended December 31, 2021:
	RSAs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
Issued	305,663	$3.83
Vested	—	$—
Forfeited	—	$—
Unvested at December 31, 2021	305,663	$3.83
Summary of plans
Upon completion of the Merger, the Company assumed PTI’s 2016 Stock Option and Incentive Plan (the “2016 Plan”) and PTI’s 2016 Employee Stock Purchase Plan (the “2016 ESPP”).
2016 Stock Option and Incentive Plan
On February 3, 2016, PTI’s stockholders approved the 2016 Plan, which became effective on February 9, 2016. The 2016 Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock units, restricted stock awards and other stock-based awards. The number of shares initially reserved for issuance under the 2016 Plan was 79,092 shares. The number of shares of common stock that may be issued under the 2016 Plan will automatically increase each January 1, beginning January 1, 2017, by the lesser of 3% of the shares of the Company’s common stock outstanding on the immediately preceding December 31, or an amount determined by the Company’s board of directors or the compensation committee of the board of directors. The shares of common stock underlying any awards that are forfeited, canceled, repurchased, or are otherwise terminated by the Company under the 2016 Plan and the 2008 Equity Incentive Plan, as amended (the “2008 Plan”) will be added back to the shares of common stock available for issuance under the 2016 Plan. On January 1, 2020, an additional 78,175 shares were reserved for issuance under the 2016 Plan. The number of shares reserved for issuance under the 2016 Plan was increased by 303,495 shares effective as of January 1, 2021 in accordance with the provisions of the 2016 Plan described above. Options granted under the 2016 Plan with service-based vesting conditions generally vest over four years and expire after ten years. As of December 31, 2021, the total number of shares of the Company’s common stock reserved for issuance under the 2016 Plan was 379,720, of which 138,163 shares are available for future issuance under the 2016 Plan.
2016 Employee Stock Purchase Plan
On February 3, 2016, PTI’s stockholders approved the 2016 ESPP, which became effective in connection with the completion of the PTI’s initial public offering. A total of 6,938 shares of common stock were initially reserved for issuance under the 2016 ESPP. In addition, the number of shares of common stock that may be issued under the 2016
ESPP will automatically increase each January 1, beginning January 1, 2017, by the lesser of (i) 6,938 shares of common stock, (ii) 1% of the Company’s shares of common stock outstanding on the immediately preceding December 31, or (iii) an amount determined by the Company’s board of directors or the compensation committee of the board of directors. The number of shares reserved for issuance under the 2016 ESPP was increased by 6,938 shares effective as of January 1, 2021 in accordance with the provisions of the 2016 ESPP described above. As of December 31, 2021, the total number of shares reserved under the 2016 ESPP was 41,626 shares.
Yumanity Therapeutics, Inc. Amended and Restated 2018 Stock Option and Grant Plan
On December 4, 2018, the Company’s board of directors adopted the 2018 Unit Option and Grant Plan (the “2018 Plan”), which was approved by the Company’s members on December 5, 2018. The 2018 Plan provided for the Company to grant unit options, restricted unit awards and unrestricted unit awards to employees, directors and consultants of the Company. As part of the Yumanity Reorganization and the Merger, the 2018 Plan was amended and restated as the “Yumanity Therapeutics, Inc. Amended and Restated 2018 Stock Option and Grant Plan”. Each stock option outstanding under the 2018 Plan at the Effective Time of the Merger was automatically converted into a stock option exercisable for the same number of shares of Yumanity common stock, and then assumed by the Company, based on the Exchange Ratio and the exercise price per share of such outstanding stock option, as adjusted for the Exchange Ratio. The 2018 Plan is administered by the board of directors or, at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or its committee if so delegated.
Options granted under the 2018 Plan with service-based vesting conditions generally vest over four years and expire after ten years. The total number of common shares that may be issued under the 2018 Plan is 1,527,210 as of December 31, 2021. Shares that are forfeited, canceled, reacquired by the Company prior to vesting, satisfied without the issuance of shares or otherwise terminated (other than by exercise) and units that are withheld upon the exercise of an option or settlement of an award to cover exercise price or tax withholding shall be added back to units available under the 2018 Plan. As of December 31, 2021, 33,209 shares remain available for issuance under the 2018 Plan.
Under each plan, the exercise price per option granted is not less than the fair market value of common stock as of the date of grant.
2021 Inducement Plan
On June 2, 2021, the Board of Directors approved the adoption of the Company’s 2021 Inducement Plan (the “2021 Plan”), which is used exclusively for the grant of equity awards to individuals who were not previously employees of the Company (or following a bona fide period of non-employment), as an inducement material to such individual’s entering into employment with the Company, pursuant to Rule 416 under the Securities Act of 1933. During the year ended December 31, 2021, the Company issued 174,400 options from the 2021 Plan to purchase common stock. As of December 31, 2021, the total number of shares of the Company’s common stock that may be issued under the 2021 Plan is 400,000 shares of which 227,600 shares are available for future issuance under the 2021 Plan. Shares that are expired, forfeited, canceled or otherwise terminated without having been fully exercised will be available for future grant under the 2021 Plan.
On April 13, 2021, Board of Directors approved the issuance of stock options to purchase 104,000 shares of its common stock. The stock options were issued outside of the Company’s 2021 Plan as an inducement material to the individual’s acceptance of an offer of employment with the Company in accordance with Nasdaq Listing Rule 5635(c)(4).
Option valuation
The fair value of option grants is estimated using the Black-Scholes option-pricing model. Prior to the Merger, the Company was a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. The expected term of the Company’s options has been determined utilizing a midpoint convention estimate. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of options granted:
	Year Ended December 31,
	2021	2020
Risk-free interest rate	1.0%	1.1%
Expected volatility	81.3%	70.9%
Expected dividend yield	—	—
Expected term (in years)	6.3	7.8
Option activity
The following table summarizes the Company’s option activity during the year ended December 31, 2021:
	Number of Shares/ Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2020	944,961	$20.70	8.29	$6,522
Granted	994,014	$16.63
Exercised	(9,241)	$8.97
Cancelled	(150,560)	$14.60
Outstanding as of December 31, 2021	1,779,174	$18.99	7.67	$—
Vested and expected to vest as of December 31, 2021	1,764,174	$19.00	7.66	$—
Options exercisable as of December 31, 2021(1)	1,024,379	$20.99	6.48	$—

(1)	Certain options were immediately exercisable for restricted common stock which vest according to the original vesting terms of the option grant. No options have been exercised prior to vesting.
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock/units for those stock/unit options that had exercise prices lower than the fair value of the Company’s common stock/units.
The weighted average grant-date fair value of stock/unit options granted during the years ended December 31, 2021 and 2020 was $11.56 per share and $11.39 per share/unit, respectively.
Stock/equity-based compensation
The Company recorded stock/equity-based compensation expense related to common stock/unit options, restricted stock units, and restricted stock awards in the following expense categories in its consolidated statements of operations (in thousands):
	Year Ended December 31,
	2021	2020
Research and development expenses	$1,352	$663
General and administrative expenses	3,938	1,603
	$5,290	$2,266
As of December 31, 2021, total unrecognized compensation cost related to unvested options and restricted common stock was $12.3 million, which is expected to be recognized over a weighted average period of 2.65 years.